Subsequent Events, textual (Details) - USD ($)					1 Months Ended			2 Months Ended	12 Months Ended
	Feb. 24, 2021	Feb. 18, 2021	Sep. 16, 2020	Feb. 19, 2020	Feb. 28, 2021	Feb. 02, 2021	Jan. 29, 2020	Feb. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2021	Jan. 15, 2021	Jan. 08, 2021	Feb. 28, 2020	May 31, 2018	Nov. 30, 2014
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment									$ 15,623,000	$ 41,326,000	$ 14,578,000
Compensation cost on restricted stock			$ 2,328,000	$ 1,988,000					$ 10,511,000	7,581,000	7,279,000
Debt Instrument, Frequency of Periodic Payments									quarterly or semi-annual
Payments for Repurchase of Common Stock									$ 11,999,000	49,679,000	15,157,000
Proceeds from sale of related party investment (Note 3(b))									$ 1,500,000	$ 0	$ 0
Series B Preferred Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share													$ 0.5546875
Dividends payable on series B preferred stock, current													$ 1,442,000
Common Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Shares Authorized to be Repurchased Per Share						$ 2.50						$ 2.50
Stock repurchased and retired, shares						6,000,000
Payments for Repurchase of Common Stock						$ 15,000,000
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Redemption Amount															$ 1,500,000
Norfolk [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Property, Plant, and Equipment							$ 9,350,000	$ 8,750,000
Diana Wilhelmsen Management Limited (DWM) [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage												50.00%
Equity Method Investment, Aggregate Cost, Additional Investment												$ 250,000
Loss Contingency Damages Sought Value					$ 2,000,000
Equity Incentive Plan 2014
Subsequent Event [Line Items]
Stock Incentive Plan, Number of Shares Authorized																13,000,000	5,000,000
Equity Incentive Plan 2014 | Restricted Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares (Note 8(f))		260,000
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 798,000
Stock Incentive Plan, Number of Shares Authorized														20,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Annual bonus [Member] | Restricted Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares (Note 8(f))	2,400,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 6,816,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Long-term bonus [Member] | Restricted Stock [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares (Note 8(f))	5,600,000
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 15,904,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years